DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2013
Derivatives Tables [Abstract]
Derivatives

Derivative Assets(1)
	2012		2013
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in millions)		(EUR in millions)
Cross currency interest rate swaps	5,820	314	8,432	1,092
Financial futures	67	3	864	1
Foreign exchange swaps	1,737	14	1,085	13
Forward rate agreements	125	1	4	3
Interest rate swaps	22,002	3,249	20,686	2,351
Options	6,475	74	6,105	128
Outright foreign exchange forwards	661	11	765	39
Credit Derivatives	15	-	-	-
Other	4,111	27	3,703	44
Total	41,013	3,693	41,644	3,671

Derivative Liabilities(1)
	2012		2013
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in millions)		(EUR in millions)
Cross currency interest rate swaps	6,327	327	4,561	319
Financial futures	1,730	5	185	4
Foreign exchange swaps	1,462	17	3,783	108
Forward rate agreements	65	1	35	-
Interest rate swaps	24,194	4,335	21,719	2,473
Options	2,631	67	2,342	88
Outright foreign exchange forwards	564	6	667	37
Credit Derivatives	321	26	322	3
Total	37,294	4,784	33,614	3,032

(1) Includes both long and short derivative positions.
Credit derivative liabilities at December 31, 2012 and December 31, 2013 relate to a guarantee for the non-payment risk of the Hellenic Republic.

Gains and losses on derivative instruments
Gains and losses on derivative instruments are presented within Net trading gain / (loss) in the Statement of Income and Comprehensive Income and for the year ended December 31, 2011, 2012 and 2013 and are analyzed as follows:
	2011	2012	2013
	Net gain/(losses)	Net gain/(losses)	Net gain/(losses)

	(EUR in millions)
Interest rate swaps and cross currency interest rate swaps	(1,589)	(945)	697
Financial futures	(92)	(76)	(9)
Foreign exchange swaps	(10)	(42)	(34)
Forward rate agreements	4	(3)	(1)
Options	416	(6)	68
Outright foreign exchange forwards	96	(68)	(71)
Credit Derivatives	-	(26)	24
Other	-	25	(30)
Total	(1,175)	(1,141)	644